Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 5,593,476	$ 5,239,137
Less: accumulated depreciation	(4,133,190)	(3,758,341)
Property, plant and equipment, net	1,460,286	1,480,796
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	2,492,661	2,396,519
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	1,876,477	1,778,828
Automobiles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	244,277	213,647
Office and electric equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	616,308	569,261
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 363,753	$ 280,882